SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 14 – SHAREHOLDERS’ EQUITY

Historical authorized shares amounts in this Note 14 were not retroactively adjusted to reflect the number of ordinary shares and ADSs resulting from the ordinary share reverse split and ADS ratio changes discussed herein.

On April 12, 2022, the Company held a Special General Meeting, at which the Company’s shareholders approved, among other items, to increase the Company’s registered share capital from 12,500,000,000 ordinary shares (without any nominal value) to 50,000,000,000 ordinary shares (without any nominal value). Effective August 1, 2022, the ratio of ADSs evidencing ordinary shares changed from 1 ADS representing four hundred (400) ordinary shares to 1 ADS representing five thousand (5,000) ordinary shares, which resulted in a one for 12.5 reverse split of the issued and outstanding ADSs. Subsequent thereto, on November 3, 2022, the Company held its Annual General Meeting, at which the Company’s shareholders approved, among other items, an increase in the registered share capital of the Company from 50,000,000,000 ordinary shares without any nominal value each to 500,000,000,000 ordinary shares (without any nominal value).

On or about July 18, 2023, the Company changed the ratio of ADSs evidencing ordinary shares from one ADS representing five thousand (5,000) ordinary shares to one ADS representing sixty thousand (60,000) ordinary shares (the “Ratio Change”). The Ratio Change resulted in a one for twelve split of issued and outstanding ADSs, however it had no effect on the Ordinary Shares.

On October 26, 2023, the Company held its Annual General Meeting (“2023 Meeting”), at which the Company’s shareholders approved, among other items, an increase in the Company’s registered share capital from 500,000,000,000 ordinary shares, no par value, to 6,000,000,000,000 ordinary shares, no par value. Moreover, at the 2023 Meeting, the Company’s shareholders approved a reverse share split (“Reverse Split”) of the Company’s ordinary shares on a date to be determined by the Board, at a ratio of 1-for-60,000. On November 5, 2023, the Board approved November 8, 2023 as the effective date of the Reverse Split. Effective as of November 8, 2023, the number of authorized ordinary shares through the Reverse Split was reduced to 100,000,000 ordinary shares, combining every 60,000 outstanding ordinary shares into one ordinary share, with each ADS representing one ordinary share.

Each holder of a Company’s ordinary share has one vote for each ordinary share held on all matters submitted to a vote of shareholders at each shareholders meeting. The board of directors shall determine and provide a record date for each shareholders meeting and all shareholders at such record date may vote. Unless stipulated differently in the Companies Law or in the articles of association, all shareholders’ resolutions shall be approved by a simple majority vote.

In November 2023 the company retired 45 ordinary shares of treasury stock.

Under Israeli law, the Company may declare and pay dividends only if, upon the determination of our board of directors, there is no reasonable concern that the distribution will prevent the Company from being able to meet the terms of our existing and foreseeable obligations as they become due. Under the Companies Law, the distribution amount is further limited to the greater of retained earnings or earnings generated over the two most recent years legally available for distribution according to our then last reviewed or audited financial statements, provided that the date of the financial statements is not more than six months prior to the date of distribution. In the event that the Company does not have retained earnings or earnings generated over the two most recent years legally available for distribution, the Company may seek the approval of the court in order to distribute a dividend. The court may approve our request if it determines that there is no reasonable concern that the payment of a dividend will prevent the Company from satisfying existing and foreseeable obligations as they become due.

On August 9, 2022, the Company completed the 2022 Offering of 184,167 ordinary shares represented by 184,167 ADSs at a purchase price of $60.00 per ADS and pre-funded warrants (the “2022 Pre-Funded Warrants”) to purchase 93,833 ordinary shares represented by 93,833 ADSs at a per pre-funded warrant price of $59.998, with each ADS and 2022 Pre-Funded Warrant accompanied by an ordinary warrant (the “2022 Common Warrant”), for aggregate gross proceeds of $16.8 million, resulting in net proceeds of approximately $14.9 million. Each 2022 Common Warrant had an exercise price of $60.00 per ADS and was to expire on the fifth anniversary of the Closing Date. On the Closing Date, the holder of 2022 Pre-Funded Warrants sold in the 2022 Offering exercised its Pre-Funded Warrants in full. The 2022 Common Warrant exercise price and expiration date were subsequently amended for investors who participated in both the 2022 Offering and 2023 Offering (Note 5).

Quoin Inc. entered into three consulting agreements with Axella Research LLC (“Axella”) to provide regulatory and pre- clinical/clinical services to the Company with respect to QRX003 and QRX004. The combined fees of the three agreements are approximately $270,000, payable as milestones were met. The Company incurred accrued expenses of approximately $194,000 in relation to Axella consulting agreements as of December 31, 2021. In August 2022 the Company issued 3,682 ADSs to one of Axella’s principals to settle the outstanding liability in full. The Company has no ongoing relationship with Axella Research and no further services will be provided.

On February 24, 2023 (the “2023 Closing Date”), the Company completed an offering (the “2023 Offering”) of 412,500 ordinary shares represented by 412,500 ADSs at a purchase price of $12.00 per ADS and a pre-funded warrant (the “Pre-Funded Warrant”) to purchase 170,833 ordinary shares represented by 170,833 ADSs at a per pre-funded warrant price of $11.9988, with each ADS and Pre-Funded Warrant accompanied by an ordinary warrant (the “Common Warrant”) for aggregate gross proceeds of $7.0 million, resulting in net proceeds of approximately $5.8 million, after deducting the placement agent’s fees and offering expenses. Each Common Warrant has an exercise price of $12.00 per ADS and expires on the fifth anniversary of the 2023 Closing Date. On the 2023 Closing Date, the holder of the Pre-Funded Warrant exercised its Pre-Funded Warrants in full.

In connection with the 2023 Offering, the Company entered into an Amendment No. 1 to Warrant to Purchase Ordinary Shares Represented by American Depositary Shares, dated February 24, 2023 (collectively, the “Warrant Amendments”), with each of the purchasers (the “2022 Purchasers”) who participated in both 2022 Offering and 2023 Offering. The Warrant Amendments amended certain terms of the Warrants issued in the 2022 Offering to such 2022 Purchasers. Specifically, the Warrant Amendments reduced the exercise price of Warrants to purchase 236,670 ADSs out of the total 280,000 issued in the 2022 Offering from $60.00 to $13.20 and extended the term during which those warrants could remain exercisable until February 24, 2028. The incremental fair value of the modified warrants was approximately $238,000, which was accounted for as an offering expense in connection with the 2023 Offering.

Warrants

The following table summarizes warrant activities during the year ended December 31, 2022 and the year ended December 31, 2023:

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per ADS
Outstanding at December 31, 2021	11,440	$664.68	*
Granted Common Warrants	448,779	134.52	**
Terminated	(19,362)	597.00	*
Exercised - Cashless and Pre Funded Warrants	(160,122)	—
Outstanding at December 31, 2022	280,735	$64.20	**
Granted Common Warrants	583,346	12.00
Granted Pre-Funded Warrants	170,833	—
Exercised Pre-Funded Warrants	(170,833)	—
Outstanding and exercisable at December 31, 2023	864,081	$16.13

As of December 31, 2023, outstanding warrants expire in 2024 and 2027, and have an intrinsic value of $0.

*	Note that the exercise price of certain warrants was reduced from $597 to $0 on July 14, 2022 and to refer to Note 5
**

Note that the exercise price of certain warrants were reduced from $60.00 to $13.20 per ADS for Common Warrants issued in the 2022 Offering to investors who participated in both the Company’s 2022 Offering and 2023 Offering, see above.